VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Banks: 5.9%
Bank of America Corp.	4,004,514	$114,889,507
US Bancorp	6,753,747	223,143,801
Wells Fargo & Co.	5,601,374	239,066,642
		577,099,950
Capital Goods: 9.8%
3M Co.	2,185,459	218,742,591
Allegion Plc	2,058,802	247,097,416
Emerson Electric Co.	2,705,804	244,577,624
Masco Corp.	4,262,774	244,597,972
		955,015,603
Commercial & Professional Services: 5.3%
Equifax, Inc.	1,063,012	250,126,723
TransUnion	3,430,933	268,744,982
		518,871,705
Consumer Discretionary Distribution & Retail: 3.6%
Amazon.com, Inc. *	1,135,873	148,072,404
Etsy, Inc. *	2,398,675	202,951,892
		351,024,296
Consumer Durables & Apparel: 3.7%
NIKE, Inc.	1,102,376	121,669,239
Polaris, Inc.	2,000,252	241,890,474
		363,559,713
Consumer Services: 2.6%
Domino’s Pizza, Inc.	743,352	250,502,190
Financial Services: 9.8%
Berkshire Hathaway, Inc. *	351,975	120,023,475
BlackRock, Inc.	170,731	117,999,023
Charles Schwab Corp.	2,122,120	120,281,762
Intercontinental Exchange, Inc.	2,200,584	248,842,039
MarketAxess Holdings, Inc.	434,701	113,639,536
The Bank of New York Mellon Corp.	2,700,827	120,240,818
Tradeweb Markets, Inc.	1,706,230	116,842,630
		957,869,283
Food, Beverage & Tobacco: 3.7%
Constellation Brands, Inc.	508,550	125,169,411
Kellogg Co.	3,452,049	232,668,103
		357,837,514
Health Care Equipment & Services: 7.7%
Medtronic Plc	2,810,618	247,615,446
Veeva Systems, Inc. *	1,271,901	251,492,985
Zimmer Biomet Holdings, Inc.	1,734,690	252,570,864
		751,679,295
	Number of Shares	Value
Household & Personal Products: 1.3%
Estee Lauder Cos, Inc.	651,325	$127,907,204
Materials: 6.0%
Corteva, Inc.	2,032,260	116,448,498
Ecolab, Inc.	1,361,598	254,196,730
International Flavors & Fragrances, Inc.	2,748,969	218,790,443
		589,435,671
Media & Entertainment: 8.9%
Alphabet, Inc. *	2,064,341	247,101,618
Comcast Corp.	5,846,829	242,935,745
Meta Platforms, Inc. *	565,894	162,400,260
Walt Disney Co. *	2,426,214	216,612,386
		869,050,009
Pharmaceuticals, Biotechnology & Life Sciences: 10.5%
Agilent Technologies, Inc.	1,012,558	121,760,100
Amgen, Inc.	533,608	118,471,648
Biogen, Inc. *	789,293	224,830,111
Gilead Sciences, Inc.	2,945,963	227,045,368
Pfizer, Inc.	5,683,484	208,470,193
Waters Corp. *	459,085	122,364,516
		1,022,941,936
Semiconductors & Semiconductor Equipment: 5.0%
Lam Research Corp.	212,239	136,439,964
Microchip Technology, Inc.	1,275,941	114,311,554
Teradyne, Inc.	2,145,415	238,849,052
		489,600,570
Software & Services: 16.3%
Adobe, Inc. *	310,981	152,066,599
Fortinet, Inc. *	1,822,958	137,797,395
Guidewire Software, Inc. *	1,630,136	124,020,747
Intuit, Inc.	276,275	126,586,443
Microsoft Corp.	397,401	135,330,937
Roper Technologies, Inc.	254,750	122,483,800
Salesforce, Inc. *	1,176,204	248,484,857
ServiceNow, Inc. *	256,759	144,290,855
Tyler Technologies, Inc. *	638,377	265,864,869
Workday, Inc. *	602,535	136,106,631
		1,593,033,133
Total Common Stocks (Cost: $9,303,310,259)		9,775,428,072
Total Investments: 100.1% (Cost: $9,303,310,259)		9,775,428,072
Liabilities in excess of other assets: (0.1)%		(7,674,288)
NET ASSETS: 100.0%		$9,767,753,784

Footnotes:

*	Non-income producing
1

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Information Technology	21.3%	$2,082,633,703
Health Care	18.2	1,774,621,231
Financials	15.7	1,534,969,233
Industrials	15.1	1,473,887,308
Consumer Discretionary	9.9	965,086,199
Communication Services	8.9	869,050,009
Materials	6.0	589,435,671
Consumer Staples	4.9	485,744,718
	100.0%	$9,775,428,072
2